Long-Term Investments - Schedule of Other Income Net (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Gross unrealized gain (upward adjustment)	$ 2,485	¥ 17,298
Gross unrealized loss (downward adjustment)	0	0
Net unrealized gain on equity investments held	2,485	17,298
Net realized gain on equity investments sold	974	6,778
Total net gains recognized in other income, net	$ 3,459	¥ 24,076